Income Taxes and Duties - Explorations Hydrocarbons Duty Narrative (Details)	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Changes in deferred tax assets and liabilities [line items]
Exploration Hydrocarbons Duty	$ 1,768,612,000	$ 1,638,913,000
Tax regime applicable to assignments
Changes in deferred tax assets and liabilities [line items]
Tax payable for non-producing areas	1,669.53
Tax regime applicable to assignments after 60 months
Changes in deferred tax assets and liabilities [line items]
Tax payable for non-producing areas	3,992.39